Performance Management - T. Rowe Price Science & Technology Fund, Inc.	Feb. 25, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Russell 3000® Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	30.73%	Worst Quarter	6/30/22	-18.51%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	30.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.51%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Russell 3000® Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]

Average Annual Total Returns
	Periods ended
	December 31, 2025

				Since		Inception
	1 Year	5 Years	10 Years	inception		date
Investor Class						09/30/1987
Returns before taxes	24.43%	12.90%	18.89%	—%
Returns after taxes on distributions	20.28	9.26	14.90	—
Returns after taxes on distributions and sale of fund shares	15.57	8.75	14.02	—
I Class						03/23/2016
Returns before taxes	24.60	13.05	—	20.07
Advisor Class						03/31/2000
Returns before taxes	24.10	12.60	18.57	—

Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
	17.15	13.15	14.29	14.69	[a]

S&P North American Technology Sector Index (reflects no deduction for fees, expenses, or taxes)
	27.82	18.02	22.54	23.34	[a]

Lipper Science & Technology Funds Index
	23.01	11.35	18.08	19.13	[a]

[a]	Return since 3/23/16.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com